OTHER ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

NOTE 9 — OTHER ASSETS

As of March 31, 2025 and December 31, 2024, other assets consist of the following:

	March 31, 2025	December 31, 2024
Security deposits	$2,997,998	$2,921,855
Corporate-owned life insurance policies	3,227,207	11,563,720
Long-term loans receivable, primarily student loans	589,026	578,995
Others	166,585	488,883
Total	$6,980,816	$15,553,453

NOTE 11 — OTHER ASSETS

As of December 31, 2024 and 2023, other assets consist of the following:

	December 31, 2024	December 31, 2023
Security deposits	$2,921,855	$3,049,112
Corporate-owned life insurance policies	11,563,720	11,529,700
Long-term loans receivable, primarily student loans	578,995	647,641
Others	488,883	215,605
Total	$15,553,453	$15,442,058